ACCUMULATED OTHER COMPREHENSIVE INCOME (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ 6,494		$ 6,064		$ 4,038
Other comprehensive income (loss)		(198)		(388)		109
Ownership changes	[1]	(419)		1,780
Ending balance		11,053		6,494		6,064
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		1,548		1,585		1,206
Other comprehensive income (loss)		(32)		(73)		29
Ownership changes		10	[1]	111	[2]
Ending balance		$ 2,116		$ 1,548		$ 1,585
Number of shares issued (in shares)		80,890,655		66,185,798		66,185,798
Equity attributable to owners of parent and special limited partners
Disclosure of analysis of other comprehensive income by item [line items]
Number of shares issued (in shares)		8
Foreign currency translation | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		$ (182)		$ (111)		$ (148)
Other comprehensive income (loss)		13		(71)		37
Ownership changes				0
Ending balance		(169)		(182)		(111)
Foreign currency translation | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(232)		(165)		(205)
Other comprehensive income (loss)		11		(67)		40
Ownership changes				0
Ending balance		(221)		(232)		(165)
Fair value through OCI | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		9		6
Other comprehensive income (loss)		2		3
Ownership changes				0
Ending balance		11		9		6
Fair value through OCI | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		7		4
Other comprehensive income (loss)		2		3
Ownership changes				0
Ending balance		9		7		4
Available for sale | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				6		4
Other comprehensive income (loss)						2
Ending balance						6
Available for sale | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance				4		2
Other comprehensive income (loss)						2
Ending balance						4
Other | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(13)		(7)		3
Other comprehensive income (loss)		(47)		(5)		(10)
Ownership changes				(1)
Ending balance		(60)		(13)		(7)
Other | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(10)		(4)		6
Other comprehensive income (loss)		(42)		(5)		(10)
Ownership changes				(1)
Ending balance		(52)		(10)		(4)
Accumulated other comprehensive income (loss) | Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	[3]	(186)		(112)		(141)
Other comprehensive income (loss)	[3]	(32)		(73)		29
Ownership changes	[1],[3]			(1)
Ending balance	[3]	(218)		(186)		(112)
Accumulated other comprehensive income (loss) | Non-controlling interest - Redemption-Exchange Units held by Brookfield Asset Management Inc.
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance		(235)		(165)		(197)
Other comprehensive income (loss)		(29)		(69)		32
Ownership changes				(1)
Ending balance		$ (264)		$ (235)		$ (165)

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[2]	See Note 3 for additional information.
[3]	See Note 21 for additional information.